Revenue (Tables)	6 Months Ended
Sep. 30, 2024
Revenue [abstract]
Schedule of disaggregation of revenue from contracts with customers

Revenue for the six months ended 30 September 2024	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,116	—	46	46	126	430	—	1,764
Distribution	—	1,113	—	1,468	2,181	—	1	4,763
System Operator	—	—	966	—	—	—	—	966
Other[1]	16	49	—	4	8	43	—	120
Total IFRS 15 revenue	1,132	1,162	1,012	1,518	2,315	473	1	7,613
Other revenue
Generation	—	—	—	—	—	191	—	191
Other[2]	50	2	—	27	26	(40)	92	157
Total other revenue	50	2	—	27	26	151	92	348
Total revenue from continuing operations	1,182	1,164	1,012	1,545	2,341	624	93	7,961

Geographic split of revenue for the six months ended 30 September 2024	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	1,132	1,162	1,012	—	—	430	—	3,736
US	—	—	—	1,518	2,315	43	1	3,877
Total IFRS 15 revenue	1,132	1,162	1,012	1,518	2,315	473	1	7,613
Other revenue
UK	50	2	—	—	—	(38)	5	19
US	—	—	—	27	26	189	87	329
Total other revenue	50	2	—	27	26	151	92	348
Total revenue from continuing operations	1,182	1,164	1,012	1,545	2,341	624	93	7,961
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets. Within NGV, the other IFRS 15 revenue principally relates to revenue generated by NG Renewables which was classified as held for sale in the period (see note 6).
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, net fair value gains and losses in respect of investments in our National Grid Partners business, rental income, income arising in connection with the Transition Services Agreements in place following the sales of NECO and the UK Gas Transmission businesses and the planned sale of the ESO, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.

Revenue for the six months ended 30 September 2023	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,299	—	5	43	283	426	—	2,056
Distribution	—	810	—	1,329	2,047	—	—	4,186
System Operator	—	—	1,712	—	—	—	—	1,712
Other[1]	9	36	—	4	7	75	—	131
Total IFRS 15 revenue	1,308	846	1,717	1,376	2,337	501	—	8,085
Other revenue
Generation	—	—	—	—	—	181	—	181
Other[2]	29	2	—	65	28	(43)	142	223
Total other revenue	29	2	—	65	28	138	142	404
Total revenue from continuing operations	1,337	848	1,717	1,441	2,365	639	142	8,489

Geographic split of revenue for the six months ended 30 September 2023	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	1,308	846	1,717	—	—	430	—	4,301
US	—	—	—	1,376	2,337	71	—	3,784
Total IFRS 15 revenue	1,308	846	1,717	1,376	2,337	501	—	8,085
Other revenue
UK	29	2	—	—	—	(50)	27	8
US	—	—	—	65	28	188	115	396
Total other revenue	29	2	—	65	28	138	142	404
Total revenue from continuing operations	1,337	848	1,717	1,441	2,365	639	142	8,489
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets. Within NGV, the other IFRS 15 revenue principally relates to revenue generated by NG Renewables.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income, income arising in connection with the Transition Services Agreements in place following the sales of The Narragansett Electric Company (NECO) and the UK Gas Transmission business, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.